UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2000
Name:  Elliott and Associates, Inc.
Address:  230 Fountain Square
          Bloomington, IN  47404

13F File Number:  028-04845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Julie Higgins
Title:  Vice President
Phone  812-332-5259
Signature, Place and Date of Signing:
Julie Higgins   Bloomington, IN  May 3, 2000

Report Type - 13F Holdings report.
No other managers reporting for this manager
Information table Value Total (in thousands) $199,447


Description	      Symbol   Quantity	    Price	       Value

Abercrombie & Fitch ANF	   54100        15.938	      862
AES Corporation	    AES    30500        78.75	      2402
Allstate Corp       ALL    34726       	23.81	       827
Alza Corporation	   AZA    10700        37.563	      402
American Home Prod 	AHP    32511        53.75	      1747
American Online     AOL     4000        67.438	      270
Amgen Incorporated	 AMG    12000        61.375	      737
Apple Computer      AAPL   20300       135.813	     2757
Applied Materials   AMAT	  65800        94.25	      6202
Archstone Comm Tr   ASN	   18199        19.938	      363
At & T Corp.	       T	      6019        56.313	      339
Banc One Corp       ONE    23228        34.5	        801
Bank of New York	   BK	    41000       	41.563	     1704
Bear Stearns Co.    BSC	   23170       	45.625      1057
Bell Atlantic Corp  BEL	    1000       	61.125	       61
Bowater, Inc.      	BOW	   18400        53.375	      982
BP Amoco PLD ADR	   BPA	  186842        53.25	      9949
Bristol Myers       BMY	   28060        58	         1627
Burlington Res      BR	    20300        37	          751
Cadence Design      CDN	   34500        20.75	       716
Cendant Corp Prides CDPRI	 28550        28.688	      819
Cendant Corporation	CD	   182739        18.5	       3381
Chevron Corporation	CHV	    4000        92.4375	     370
Cisco Systems Inc.	 CSCO	  22800        77.313	     1763
Citigroup	          C	     26045        59.875	     1559
Colgate-Palmolive	  CL	    19300       	56.375	     1088
Compaq Computer	    CPQ	   89000        26.75	      2381
Consolidated Prod   COP	   10397         9.125	       95
Crescent Real Est  	CEI	   11100        17.5        	194
Danaher Corporation	DHR	   35000        51	         1785
Duke Realty         DRE	   61700        19.125	     1180
duPont deNemours	   DD	     7160        52.938	      379
Elan Corp PLC ADR	  ELN	  100800        47.5	       4788
Eli Lilly & Co.	    LLY	   93185        62.625	     5836
Entertainment Prop  EPR	   13600        13.188	      179
Exxon Mobile Corp.	 XOM	   22200        77.938	     1730
Fannie Mae	         FNM	   49250        56.563	     2786
First Merit Corp    FBOH	  26605        18.438	      491
First Union Corp	   FTU	    9502        37.25	       354
Firstar Corp.	      FSR	   20778        22.938	      477
Fort James Corp     FJ	     9500 	      22	          209
Fox Entertainment   FOX	   58850        29.938	     1762
Freddie Mac	        FRE	   51700        44.188	     2285
Gap Inc.	           GPS	   23600        49.813	     1176
General Dynamics    GD	    52000        49.75	      2587
General Electric	   GE	    17050       155.625	     2653
Guidant Corporation	GDT	   15500        58.875	      913
Halliburton Company	HAL	    9000        41.125	      370
Health Management   HMA	  270721        14.25	      3858
HRPT Properties Tr  HRP	   10200         8.688	       89
Hugoton Royalty    	HGT	   16000         8.375	      134
Immunomedics	       IMMU	  25000        25.81	       645
Intel Corporation	  INTC	   4200       131.938	      554
Intl Bus Mach      	IBM	   38498       118.375	     4557
Kimberly-Clark Corp	KMB	   14300        56.063	      802
Kroger Company	     KR	    50700        17.563	      890
Lincoln National    LNC	   51516        33.5	       1726
Lucent Technologies	LU	     8680        62	          538
Masco Corporation  	MAS	   43491        20.5	        892
MCI Worldcom	       WCOM	  93325        45.313	     4229
MCN Corporation	    MCN	   26600        25          	665
MCN Energy Prf.	    MCNPRI  7200        41.25	       297
Medtronic Inc	      MDT	   46500        51.438	     2392
Merck               MRK	   67798        62.125      4212
Merrill Lynch	      MER	   49700       105          5219
MGIC Invt Corp Wis	 MTG	   13400        43.625	      585
Microsoft Corp     	MSFT	   5900       106.25	       627
Monsanto Co.	       MTC	   41500        51.5	       2137
Mutual Risk Mgmt   	MM	    23594        20	          472
Nabors Inds, Inc.   NBR	   10900        38.81	       423
Network Associates  NETA	  78350        32.25       2527
Newell Rubbermaid   NWL	    9000        24.813	      223
Nokia Corp          NOKA	   1200       222      	    266
Nortel Networks     NT	    27100       126.125	     3418
Oracle Corp	        ORCL	 110850        78.06	      8653
Pfizer Inc.	        PFE	   87000        36.563	     3181
Qwest Comm.         Q	     62600        48.5	       3036
Repsol S A ADR	     REP	   91750        21.313	     1955
Royal Dutch Petro   RD	    14000        57.81	       809
SBC Communications	 SBC	   15945        42.125	      672
Schlumberger Ltd.	  SLB	    6400        76.5	        490
SLI, Inc.           SLI	   95300        17	         1620
St. Mary's Land    	MARY	   8660        29.875	      259
Staples	            SPLS	  83500        20	         1670
Starwood Hotels     HOT	   11900        25.75	       306
Suiza Foods Corp    SZA	   71100        40.25	      2862
Sun Microsystems    SUNW	 106100        93.703	     9942
Texas Instruments	  TXN	   66300       160	        10608
Time Warner Inc	    TWX	   43400       100	         4340
Tyco Internat'l     TYC	   77160        49.875	     3848
United Rentals Inc.	URI	   74400        17.25	      1283
United Technologies UTX	   40955        63.188	     2559
Unocal Corp.	       UCL	   21100        29.75	       628
Wal Mart Stores	    WMT	   84400        55.5	       4684
Walt Disney Company	DIS	   37450        41.25	      1545
Warner Lambert Co.	 WLA	   30146        97.688	     2745
Weatherford Intl    WFT	   22700        58.5	       1328
William Companies   WMB	   43200        43.938	     1898
Zixit Corporation	  ZIXI	  53700        72.813	     3910

